Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through May 15, 2025, the date the financial statements were issued and filed with the U.S. Securities and Exchange Commission. Based on the Company’s evaluation, except as disclosed in the financial statements, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements.

On February 04, 2025, the Company announced the pricing of its initial public offering (the “Offering”) of 1,500,000 ordinary shares, par value $0.00000125 (the “Ordinary Shares”) at a public offering price of $4.00 per share for total gross proceeds of $6 million before deducting underwriting discounts and offering expenses. The Ordinary Shares have been approved for listing on The Nasdaq Capital Market and are expected to commence trading on February 5, 2025, under the ticker symbol “HCAI.” The Offering is expected to close on or about February 6, 2025, subject to the satisfaction of customary closing conditions.

On February 06, 2025, the Company announced the closing of its initial public offering (the “Offering”) of 1,500,000 ordinary shares, par value $0.00000125 (the “Ordinary Shares”) at a public offering price of $4.00 per share for total gross proceeds of $6.0 million before deducting underwriting discounts and offering expenses. The Ordinary Shares began trading on the Nasdaq Capital Market on February 5, 2025 under the ticker symbol “HCAI.”

On March 11, 2025, the Company announced that the underwriters of its initial public offering (the “Offering”) have fully exercised their over-allotment option to purchase an additional 225,000 ordinary shares at the public offering price of US$4.00 per share, resulting in additional gross proceeds of $900,000. After giving effect to the full exercise of the over-allotment option, the total number of ordinary shares sold by the Company in the public offering increased to 1,725,000 ordinary shares, and the gross proceeds increased to approximately US$5.42 million before deducting underwriter discounts and other related expenses.

On March 28, 2025, Huachen Cayman’s board of directors and compensation committee approved and adopted an amended and restated 2024 Equity Incentive Plan, pursuant to which the maximum aggregate number of ordinary shares authorized for issuance under the 2024 Plan was increased from 3,000,000 to 3,172,500 Ordinary Shares.